As filed with the Securities and Exchange Commission on April 30, 2024

Securities Act File No. 333-183489

Investment Company Act File No. 811-22739

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 118	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 124	☒

INDEXIQ ACTIVE ETF TRUST

(Exact Name of Registrant as Specified in Charter)

51 Madison Avenue
New York, NY 10010

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (888) 474-7725

Matthew V. Curtin, Esq.

IndexIQ Advisors LLC

51 Madison Avenue

New York, NY 10010

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	On May 8, 2024, pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	On (date) pursuant to paragraph (a) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	On (date) pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 118 to the Registrant’s Registration Statement on Form N-1A is being filed solely for the purpose of delaying until May 8, 2024, the effectiveness of the registration statement for IQ MacKay Securitized Income ETF (the “Fund”) filed in Post-Effective Amendment No. 113 on December 18, 2023, the effectiveness of which was delayed pursuant to Post-Effective Amendment No. 114, filed on February 29, 2024, Post-Effective Amendment No. 115, filed on March 28, 2024, Post-Effective Amendment No. 116, filed on April 23, 2024 and Post-Effective Amendment No. 117, filed on April 26, 2024.

This Post-Effective Amendment No. 118 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 113. This Post-Effective Amendment does not affect the currently effective prospectuses and statements of additional information for the other series of the Trust’s shares.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on April 30, 2024.

IndexIQ Active ETF Trust

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Name	Title	Date

Lofton Holder*	Trustee	April 30, 2024
Lofton Holder

Michael A. Pignataro*	Trustee	April 30, 2024
Michael A. Pignataro

Paul D. Schaeffer*	Trustee	April 30, 2024
Paul D. Schaeffer

Michelle A. Kinch*	Trustee	April 30, 2024
Michelle A. Kinch

/s/ Kirk C. Lehneis	Trustee, President and Principal	April 30, 2024
Kirk C. Lehneis	Executive Officer

/s/ Adefolahan Oyefeso	Treasurer, Principal Financial	April 30, 2024
Adefolahan Oyefeso	Officer, and Principal Accounting
Officer

/s/ Matthew V. Curtin		April 30, 2024
Matthew V. Curtin, Attorney-in-fact*

* Pursuant to Powers of Attorney dated March 30, 2023 and August 1, 2023, previously filed as an exhibit and incorporated by reference herein.